PROPERTY AND EQUIPEMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPEMENT, NET

NOTE 4 - PROPERTY AND EQUIPEMENT, NET

	December 31,
	2022	2021
	In U.S. dollars in thousands
Computers
Cost	3	3
Accumulated depreciation*	(1)	(1)
Balance, Net	2	2

* Depreciation expense amounted to $0.2 for the year ended December 31, 2022.